LOSSES PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE [Abstract]
Schedule of computation of basic and diluted net loss per ordinary share
	Years ended December 31,
	2015	2016	2017
Net loss:
Loss from continuing operations	$(223,177)	$(194,053)	$(110,503)
Income from discontinued operations, net of tax	1,520	8,701	-

Net loss	(221,657)	(185,352)	(110,503)
Add: net loss attributable to noncontrolling interest	1,529	-	76

Net loss attributable to Renren Inc.	$(220,128)	$(185,352)	$(110,427)

Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share-basic	1,019,378,556	1,022,664,396	1,028,537,406
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	7,857,646	4,512,567	-

Weighted average number of ordinary shares outstanding used in computing net income per ordinary share-diluted	1,027,236,202	1,027,176,963	1,028,537,406

Net loss per ordinary share attributable to Renren Inc. shareholders - basic:
Loss per ordinary share from continuing operations	$(0.22)	$(0.19)	$(0.11)
Income per ordinary share from discontinued operations	$0.00	$0.01	$-

Net loss per ordinary share attributable to Renren Inc. shareholders - basic:	$(0.22)	$(0.18)	$(0.11)

Net loss per ordinary share attributable to Renren Inc. shareholders - diluted:
Loss per ordinary share from continuing operations	$(0.22)	$(0.19)	$(0.11)
Income per ordinary share from discontinued operations	$0.00	$0.01	$-

Net loss per ordinary share attributable to Renren Inc. shareholders - diluted:	$(0.22)	$(0.18)	$(0.11)